UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2008

Check here if Amendment [  ]; Amendment Number:  ______________
This Amendment (Check only one.):          [ ]  is a restatement.
                                           [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Rivanna Capital, LLC
Address::      600 Peter Jefferson Parkway, Suite 370
               Charlottesville, VA  22911

13F File Number :               28 - 11576
                                   -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Craig F. Colberg
Title:         Member
Phone:         434-220-0430

Signature, Place, and Date of Signing:

Craig F. Colberg
Charlottesville, VA
August 1, 2008

Report Type   (Check only one.):
[X]          13F HOLDINGS REPORT
[ ]          13FNOTICE
[ ]          13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information table Entry Total:     22

Form 13F Information Table Value Total:     $200,330
                                         (in thousands)

List of Other Included Managers:     None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.       [ NONE ]

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AFFILIATED MGR GP              COM              008252108     3786   42036 SH       SOLE    N/A         0 SHARED    0
AIRCASTLE LIMITED              COM              0129K1045    13056 1552413 SH       SOLE    N/A         0 SHARED    0
CELADON GROUP                  COM              150838100     1655  165663 SH       SOLE    N/A         0 SHARED    0
CERADYNE INC CALIF CMN         COM              156710105    15658  456489 SH       SOLE    N/A         0 SHARED    0
CORRECTIONS CORP AMERICA       COM              22025Y407    18202  662608 SH       SOLE    N/A         0 SHARED    0
FORREST OIL                    COM              346091705     6769   90856 SH       SOLE    N/A         0 SHARED    0
GEO GROUP INC CMN              COM              36159R103    11289  501743 SH       SOLE    N/A         0 SHARED    0
GMX RES INC COM                COM              38011M108    12004  162001 SH       SOLE    N/A         0 SHARED    0
INTERDIGITAL                   COM              45867G101     5469  224882 SH       SOLE    N/A         0 SHARED    0
LINCARE HLDGS INC COM          COM              532791100     2939  103500 SH       SOLE    N/A         0 SHARED    0
MAIDENFORM BRANDS INC          COM              560305104     5715  423348 SH       SOLE    N/A         0 SHARED    0
NASH FINCH CO                  COM              631158102    11250  328267 SH       SOLE    N/A         0 SHARED    0
NICE SYSTEMS, LTD              COM              653656108    12311  416343 SH       SOLE    N/A         0 SHARED    0
PENN VA CORP COM               COM              707882106     9253  122682 SH       SOLE    N/A         0 SHARED    0
PETROQUEST                     COM              716748108     7986  296865 SH       SOLE    N/A         0 SHARED    0
PREMIERE GLOBAL SERVICES       COM              740585104    10416  714422 SH       SOLE    N/A         0 SHARED    0
PSYCHIATRIC SOLUTIONS          COM              740329107    15108  399254 SH       SOLE    N/A         0 SHARED    0
SAINT MARY'S LAND &            COM              865580104    14557  225200 SH       SOLE    N/A         0 SHARED    0
EXPLORATION CO
SERVICE CORP INT'L             COM              783890106    13113 1329957 SH       SOLE    N/A         0 SHARED    0
SMITH & WESSON HOLDINGS CO     COM              831756101     5044  968126 SH       SOLE    N/A         0 SHARED    0
SOURCE INTERLINK               COM              836151209     1917  867563 SH       SOLE    N/A         0 SHARED    0
TRIDENT MICROSYSTEMS INC COM   COM              895919108     2833  776067 SH       SOLE    N/A         0 SHARED    0